October 20, 2021
Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, DC 20549
RE:	Thrivent Variable Annuity Account I Form N-4 Registration Statement – File No. 333-216125 Post-Effective Amendment No. 5 and File No. 811-21111 Post-Effective Amendment No. 44
Ladies and Gentlemen:
On behalf of Thrivent Variable Annuity Account I (the “Variable Account”), a separate account established by Thrivent Financial for Lutherans (the “Company”) under Wisconsin insurance code, we hereby electronically file on Form N-4, Post-Effective Amendment No. 5 to the Registration Statement filed under the Securities Act of 1933, and Post-Effective Amendment No. 44 to the Registration Statement filed under the Investment Company Act of 1940 (collectively the “Amendment”).
The company is filing the Amendment to update the Registration Statement to meet the new requirements of revised Form N-4 in anticipation of the use of an initial summary prospectus (ISP) and updating summary prospectus (USP), as permitted by Rule 498A under the Securities Act, starting on or about April 30, 2022. The Company is filing the Amendment well in advance of that date in order to give the Commission staff ample time to review the disclosure changes and is including the ISP as an exhibit.
As indicated on the facing sheet of the Amendment, the Company has requested that the Amendment become effective 60 days from this filing, pursuant to the provisions of Rule 485(a) under the 1933 Act. However, Company intends to file successive post-effective amendments as necessary or appropriate to delay the effectiveness of the Amendment until on or about April 30, 2022. At the appropriate time, the Company will file a post-effective amendment pursuant to Rule 485(b) to include audited financial statements, any exhibits, and non-material disclosure changes as permitted by that Rule.
Please feel free to call me at 920-628-2347 with any questions or comments on the filing.
Respectfully,
/s/ Cynthia K. Mueller
Cynthia K. Mueller
Senior Counsel
Enclosures